Net interest income	12 Months Ended
Dec. 31, 2025
Net interest income [abstract]
Net interest income	20 Net interest income

Net interest income
in EUR million	2025	2024	2023		2025	2024	2023
Interest income on loans[1]	30,961	34,146	32,021	Interest expense on deposits[2]	12,843	15,105	11,940
Interest income on debt securities at amortised cost	1,333	1,204	877	Interest expense on debt securities in issue	5,105	5,254	4,014
Interest income on financial assets at fair value through OCI	1,790	1,481	1,078	Interest expense on subordinated loans	813	753	708
Interest income on non-trading derivatives (hedge accounting)	9,676	12,644	10,682	Interest expense on non-trading derivatives (hedge accounting)	10,957	13,767	11,849
Total interest income using effective interest rate method	43,760	49,474	44,658	Total interest expense using effective interest rate method	29,718	34,878	28,510

Interest income on financial assets at fair value through profit or loss	5,401	6,343	4,934	Interest expense on financial liabilities at fair value through profit or loss	4,419	5,479	4,410
Interest income on non-trading derivatives (no hedge accounting)	2,044	3,168	2,637	Interest expense on non-trading derivatives (no hedge accounting)	2,059	3,308	3,131
Interest income other	123	173	171	Interest expense on lease liabilities	27	27	28
Total other interest income	7,568	9,685	7,741	Interest expense other	148	178	157
				Total other interest expense	6,653	8,993	7,726

Total interest income	51,327	59,159	52,399	Total interest expense	36,371	43,871	36,237

				Net interest income	14,957	15,288	16,162
[1]Includes interest income on loans to customers and banks, cash balances as well as negative interest on liabilities. Negative interest on liabilities amounted to EUR 11 million (2024: EUR  7 million; 2023: EUR  19 million).
[2]Includes interest paid on deposits from customers and banks, and negative interest on assets. Negative interest on assets amounted to EUR 12 million (2024: EUR  1 million; 2023: nil).
Net interest income was affected by reversing the hedge accounting impacts that are applied under EU ‘IAS 39 carve-out’ with an impact of EUR 276 million (2024: EUR 265 million; 2023: EUR 187 million). The net decrease, without the IAS 39 carve out impact, is EUR 342 million.
For 2024 Interest expense on deposits includes interest paid under the TLTRO III programme of EUR  59 million
(2023: EUR 557 million). The funding under this programme was fully repaid during the first quarter of 2024.